Note 1 - Business Description, Basis of Presentation and Liquidity	12 Months Ended
Dec. 31, 2011
Basisof Accounting And Liquidity Disclosure [Text Block]
NOTE 1.  BUSINESS DESCRIPTION, BASIS OF PRESENTATION AND LIQUIDITY

Talon Therapeutics, Inc. (“Talon”, “we”, “our”, “us” or the “Company”) is a biopharmaceutical company based in San Mateo, California, which seeks to acquire, develop, and commercialize innovative products to strengthen the foundation of cancer care. The Company is committed to creating value by accelerating the development of its product candidates, including entering into strategic partnership agreements and expanding its product candidate pipeline by being an alliance partner of choice to universities, research centers and other companies.  The Company has exclusive rights to develop and commercialize the following product candidates:

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Marqibo® (vincristine sulfate liposomes injection), the Company’s lead product candidate, is a novel, targeted Optisome™ encapsulated formulation product candidate of the FDA-approved anticancer drug vincristine. The Company is currently developing Marqibo primarily for the treatment of adult acute lymphoblastic leukemia, or ALL. In July 2011, the Company submitted a new drug application, or NDA, to the Food and Drug Administration, or FDA, seeking accelerated approval of Marqibo for the treatment of adult ALL patients in second or greater relapse or whose disease has progressed following two or more prior lines of anti-leukemia therapy.  In August 2011, the Company received a Special Protocol Assessment, or SPA, agreement from the FDA for its planned Phase 3 confirmatory study of Marqibo in newly diagnosed ALL. In September 2011, the FDA accepted the Company’s NDA for Marqibo for filing under Subpart H – Accelerated Approval for New Drugs for Serious or Life Threatening Illnesses, and informed the Company that the action date for the FDA under the Prescription Drug User Fee Act, referred to as the PDUFA date, would be May 13, 2012.  In July 2011, the first patient was dosed in a Phase 1 trial in children and adolescents with solid tumors and hematological malignancies, including ALL, being conducted at the National Cancer Institute in Bethesda, MD.  Additionally, in November 2011, the first patient was enrolled in a European Phase 3 trial of Marqibo being conducted by the German High-Grade Lymphoma Study Group in elderly patients with newly diagnosed aggressive Non-Hodgkin’s Lymphoma, or NHL.

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Menadione Topical Lotion (MTL) is a novel cancer supportive care product candidate being developed for the prevention and/or treatment of the skin toxicities associated with the use of epidermal growth factor receptor inhibitors, or EGFRIs, a type of anti-cancer agent used in the treatment of lung, colon, head and neck, pancreatic and breast cancer.  In August 2011, the Company entered into an agreement with the Mayo Clinic pursuant to which the Mayo Clinic agreed to sponsor and conduct a randomized Phase 2 trial of MTL in patients taking biologic and small molecule EGFR inhibitors for anti-cancer therapy and will test the effectiveness of MTL in preventing skin toxicities associated with EGFR inhibitors.  The Company agreed to provide supplies of MTL in connection with the Mayo Clinic study.

●	Brakiva™ (topotecan liposome injection) is a novel targeted Optisome™ encapsulated formulation product candidate of the FDA-approved anticancer drug topotecan.

●	Alocrest™ (vinorelbine liposome injection) is a novel targeted Optisome™ encapsulated formulation product candidate of the FDA-approved anticancer drug vinorelbine.

Basis of Presentation and Liquidity

The accompanying audited financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) and the instructions to Form 10-K, as promulgated by the Securities and Exchange Commission (the “SEC”).

As of December 31, 2011, the Company had a stockholder's accumulated deficit of approximately $179.9 million, and for the fiscal year ended December 31, 2011, the Company experienced a net loss of $18.8 million. The Company has financed operations primarily through equity and debt financing and expects such losses to continue over the next several years.  The Company has drawn down $27.5 million of long-term debt under the loan facility agreement with Deerfield Management, with the entire balance due in June 2015.  The Company currently has only a limited supply of cash available for operations. As of December 31, 2011, the Company had aggregate cash and cash equivalents and available-for-sale securities of $1.1 million.

On January 9, 2012, the Company entered into an Investment Agreement with certain investors pursuant to which the Company issued and sold to the investors an aggregate of 110,000 shares of its Series A-2 Convertible Preferred Stock (the “Series A-2 Preferred”), stated value $100 per share, at a per share purchase price of $100 for an aggregate purchase price of $11.0 million.  The Investment Agreement provides that, from the date of the Investment Agreement until the first anniversary of the Company’s receipt of marketing approval from the FDA for any of its product candidates, the investors have the right, but not the obligation, to purchase up to an additional 600,000 shares of the Company’s Series A-3 Convertible Preferred Stock (the “Series A-3 Preferred”) at a purchase price of $100 per share. The Company had previously entered into an Investment Agreement dated June 7, 2010, pursuant to which the same investors purchased 400,000 shares of the Company’s Series A-1 Convertible Preferred Stock (the “Series A-1 Preferred” and, collectively with the Series A-2 Preferred and the Series A-3 Preferred, the “Series A Preferred”) for an aggregate purchase price of $40.0 million.

As described in Note 3 below, the Company and certain affiliates of Deerfield Management, LLC (collectively, “Deerfield”) had previously entered into the Facility Agreement on October 30, 2007, as amended on June 7, 2010.  In connection with the entry into the Investment Agreement, on January 9, 2012, the Company and Deerfield entered into a Second Amendment to Facility Agreement.  Among other items, pursuant to the Second Amendment to Facility Agreement, the Company will satisfy its obligation under the Facility Agreement to make quarterly interest payments for the quarters ended December 31, 2011, March 31, 2012, June 30, 2012 and September 30, 2012, by issuing a whole number of shares of Series A-2 Preferred in lieu of cash.

Even considering the $11 million gross proceeds pursuant to the January 2012 Investment Agreement, the Company currently does not have enough capital resources to fund its planned activities beyond mid-2012 and the accompanying financial statements reflect substantial doubt about the Company’s ability to continue as a going concern, which is also stated in the report from its auditors on the audit of the Company’s financial statements as of and for the year ended December 31, 2011.  The Company’s plan of operation for the year ending December 31, 2012 is to continue implementing our business strategy, including obtaining FDA approval of its main product candidate, Marqibo, and continued development of the Company’s clinical trials for Marqibo and other drug candidates.  The Company does not generate any recurring revenue and will require substantial additional capital before it will generate cash flow from its operating activities, if ever. The Company will be unable to continue development of its product candidates unless it is able to obtain additional funding through equity or debt financings or from payments in connection with potential strategic transactions.

Management can give no assurances that additional capital that the Company is able to obtain, if any, will be sufficient to meet the Company’s needs. Moreover, there can be no assurance that such capital will be available to the Company on favorable terms or at all, especially given the current economic environment which has severely restricted access to the capital markets.  If anticipated costs are higher than planned or if the Company is unable to raise additional capital, it will have to significantly curtail planned development to maintain operations before the end of 2012.  These conditions raise substantial doubt as to the Company’s ability to continue as a going concern.   The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities should the Company be unable to continue as a going concern.